UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8372

Travelers Series Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Annual Report to Stockholders is filed herewith.

              --------------------------------------------------

                          TRAVELERS SERIES FUND INC.

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

                               STRATEGIC EQUITY
                                   PORTFOLIO

                        VAN KAMPEN ENTERPRISE PORTFOLIO

              --------------------------------------------------

                      ANNUAL REPORT  |  OCTOBER 31, 2003




           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE


Letter from the Chairman.........................................  1

Manager Overview:

  Smith Barney Large Cap Value Portfolio.........................  3

  Strategic Equity Portfolio.....................................  5

  Van Kampen Enterprise Portfolio................................  7

Fund Performance:

  Smith Barney Large Cap Value Portfolio.........................  9

  Strategic Equity Portfolio..................................... 11

  Van Kampen Enterprise Portfolio................................ 13

Schedules of Investments......................................... 15

Statements of Assets and Liabilities............................. 29

Statements of Operations......................................... 30

Statements of Changes in Net Assets.............................. 31

Notes to Financial Statements.................................... 34

Financial Highlights............................................. 42

Independent Auditors' Report..................................... 45

Additional Information........................................... 46

Tax Information.................................................. 50

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The funds' fiscal year was a time of heightened market volatility. When the period began in November, the economic environment was dominated by geopolitical tension, corporate scandals, declining consumer confidence and concerns regarding the general strength of the global economy. Apprehensive and cautious about the state of affairs in Iraq, businesses and consumers alike chose to slow their spending due to war-related uncertainty. Consequently, the U.S. economy and the stock market in general remained weak through the first quarter of 2003.

However, when the U.S.-led coalition entered Iraq in late March and investors turned their attention to a pending stabilization in the outlook for corporate earnings, the U.S. stock market rebounded. Unlike previous rallies over the past three years, this one proved sustainable, and stock prices generally rose through the end of the funds' fiscal year in October.

If you have any questions about recent economic events or investing in a recovering economy, we urge you to talk with your financial adviser. Please read on to learn more about your fund's performance and the Manager's strategy.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 18, 2003

               1 Travelers Series Fund Inc. | 2003 Annual Report

              PERFORMANCE OF THE FUNDS AS OF OCTOBER 31, 2003/1/

                                      6 Months 12 Months
Smith Barney Large Cap Value
  Portfolio                            14.20%    21.38%

S&P 500 Index/2/                       15.62%    20.79%

S&P 500/Barra Value Index/3/           18.47%    24.82%

Average of Lipper variable equity
  income funds/4/                      15.49%    20.48%


Strategic Equity Portfolio (formerly
  known as Alliance Growth Portfolio)  16.08%    20.57%

S&P 500 Index/2/                       15.62%    20.79%

Russell 1000 Index/5/                  16.77%    22.32%

Average of Lipper variable multi-cap
  growth funds/6/                      21.85%    27.50%


Van Kampen Enterprise Portfolio        15.02%    17.93%

S&P 500 Index/2/                       15.62%    20.79%

Russell 1000 Growth Index/7/           16.81%    21.81%

Average of Lipper variable multi-cap
  growth funds/6/                      21.85%    27.50%

/1/The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds. Past performance is not indicative of future results.
/2/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/3/The S&P 500/Barra Value Index is a market-capitalization weighted index of stocks in the S&P 500 Index having lower price-to-book ratios relative to the S&P 500 Index as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) Please note that an investor cannot invest directly in an index.
/4/Lipper Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six- and 12-month periods ended October 31, 2003, calculated among 58 and 56 funds, respectively, in the fund's Lipper peer group including the reinvestment of dividends and capital gains.
/5/The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/6/Returns are based on the six- and 12-month periods ended October 31, 2003, calculated among 105 and 104 funds, respectively, in the fund's Lipper peer group including the reinvestment of dividends and capital gains.
/7/The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.


               2 Travelers Series Fund Inc. | 2003 Annual Report

                               MANAGER OVERVIEW

Smith Barney Large Cap Value Portfolio
Special Shareholder Notice
As of July 1, 2003, John B. Cunningham is responsible for the day-to-day management of the fund.

Performance Update
For the 12 months ended October 31, 2003, the fund returned 21.38%. The fund outperformed its Lipper peer group of variable equity income funds, which had an average return of 20.48%, for the same period./8/ It also outperformed one of its unmanaged benchmarks, the S&P 500 Index,/i/ which returned 20.79%, but underperformed its other unmanaged benchmark, the S&P 500/Barra Value Index,/ii/ which returned 24.82% for the same period.

Improving Market Boosted Fund Performance/9/
When the period began, rising tensions and the eventual armed conflict between U.S.-led coalition forces and Iraq, the sudden and rapid spread of Severe Acute Respiratory Syndrome ("SARS"), as well as ongoing revelations of misdeeds by a number of corporations and their officers had a profoundly negative impact on business, consumer and investor confidence and on an already fragile global economy. The end of major hostilities in Iraq removed some of the uncertainties that had slowed economic recovery in the U.S., along with some of the pressure that had been driving up energy prices.

Throughout the period, the Fed continued its highly accommodative monetary policy, maintaining key interest rates at four-decade lows as additional tax relief measures worked their way through the U.S. Congress. Toward the end of the period, this accommodative policy and improving investor confidence buoyed the equity markets, offering some measure of relief for equity investors. By the

/8/Lipper Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the 12-month period ended October 31, 2003, calculated among 56 funds in the fund's Lipper peer group including the reinvestment of dividends and capital gains.
/9/The fund's top ten holdings as of October 31, 2003 were: Altria Group, Inc.
   (2.54%); Pfizer Inc. (2.48%); Hewlett-Packard Co. (2.24%); Alcoa Inc. (2.12%); American International Group, Inc. (1.95%); Merrill Lynch & Co., Inc. (1.94%); BP PLC (1.90%); McDonald's Corp. (1.80%); ChevronTexaco Corp. (1.79%); Total SA (1.75%).

               3 Travelers Series Fund Inc. | 2003 Annual Report end of the third quarter of 2003, for the first time since 1999, many of the major U.S. stock indexes had posted back-to-back quarterly gains.

Technology continued to lead the S&P 500 Index's performance during the period, accounting for more than one-third of the index's return. Other leading sectors included materials, consumer discretionary and financials. The materials sector gathered steam with improving economic reports, and the financials sector responded to favorable mortgage origination trends, improved credit quality and strengthening capital markets. The healthcare and telecommunications sectors posted negative returns during the period.

The top three contributors to fund performance during the period were financial services company J.P. Morgan Chase & Co., information technology supplier Comverse Technology, Inc., and Cendant Corp., a provider of travel and real estate services. The three stocks that detracted most from the fund's performance included utility company Duke Energy Corp., Tenet Healthcare Corp., which owns and operates hospitals and related healthcare facilities, and drug manufacturer Pfizer Inc.

Thank you for your investment in the Smith Barney Large Cap Value Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ John B. Cunningham
John B. Cunningham
Portfolio Manager

November 18, 2003


               4 Travelers Series Fund Inc. | 2003 Annual Report

                               MANAGER OVERVIEW


Strategic Equity Portfolio (formerly known as Alliance Growth Portfolio)

Special Shareholder Notice
Please note that the fund's sub-adviser changed from Alliance Capital Management L.P. to Fidelity Management & Research Company, effective September 15, 2003. In accordance with this change, the fund's name is now Strategic Equity Portfolio. The fund seeks capital appreciation by investing at least 80% of its assets in equity securities. The fund may invest in securities of foreign issuers, in addition to securities of domestic issuers.

Performance Update
For the 12 months ended October 31, 2003, the fund returned 20.57%. In comparison, the fund's current and former benchmarks, the S&P 500 Index,/i/ and the Russell 1000 Index,/iii/ returned 20.79% and 22.32%, respectively, for the same period. The fund also underperformed its Lipper peer group of variable multi-cap growth funds, which returned 27.50%, for the same period./10/

Improving Equity Market
Equity markets remained volatile and extraordinarily risk-adverse as the period began in November 2002 through the end of March, reflecting lackluster economic growth and corporate profitability. However, as the second quarter of 2003 commenced, markets generally recovered as investors grew more confident in the prospects for economic recovery and accelerating corporate profits. While the market recovery has been impressive, the market has been led disproportionately by equities with higher risk characteristics.

We did not manage the portfolio for the majority of the fund's fiscal year. Holdings in the technology and financial services sectors generally contributed to the fund's performance during this period, while its healthcare holdings generally detracted. Since taking over management of the fund, we have begun to make select changes to the portfolio to align it with our investment style.

/10/Lipper Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the 12-month period ended October 31, 2003, calculated among 104 funds in the fund's Lipper peer group including the reinvestment of dividends and capital gains.

               5 Travelers Series Fund Inc. | 2003 Annual Report

Thank you for your investment in the Strategic Equity Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 20, 2003


               6 Travelers Series Fund Inc. | 2003 Annual Report

                               MANAGER OVERVIEW


Van Kampen Enterprise Portfolio

Special Shareholder Notice
As of September 30, 2003, Stephen Boyd, Thomas Copper and Mary Jayne Maly, of Van Kampen Asset Management Inc., are responsible for the day-to-day management of the fund.

Performance Update
For the 12 months ended October 31, 2003, the fund returned 17.93%. In comparison, the fund underperformed its unmanaged benchmarks, the S&P 500 Index/i/ and Russell 1000 Growth Index,/iv/ which returned 20.79% and 21.81%, respectively, for the same period. The fund also underperformed its Lipper peer group of variable multi-cap growth funds, which had an average return of 27.50%, for the same period./11/ Overall stock selection detracted from performance, while sector weightings contributed positively to performance. During the year, we continued to use a "barbell" investment strategy of holding both economically sensitive and defensive companies in the portfolio.

Market Overview
As signs of an economic rebound emerged, we added stocks to the economically sensitive portion of the portfolio. We took a somewhat more aggressive stance by buying more technology and consumer cyclical stocks, while selling consumer staples. However, we continued to address risk by attempting to be sensitive to valuations and by limiting the size of the portfolio's largest positions.

The U.S. equity market continued its rally in the third quarter of 2003. Economic news showed some improvement, with a higher second quarter GDP ("Gross Domestic Product")./v/ The Federal Reserve left interest rates unchanged and suggested that rates would likely remain at low levels for some time.

Fund Performance
The largest sector in the portfolio was information technology. Because we had an overweight position in information technology, it was the most significant detractor from performance. Our largest overweight sector, financials, also detracted from performance. The portfolio's overweight in energy, combined


/11/Lipper Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the 12-month period ended October 31, 2003, calculated among 104 funds in the fund's Lipper peer group including the reinvestment of dividends and capital gains.


               7 Travelers Series Fund Inc. | 2003 Annual Report with prudent stock selection, was beneficial during the early part of the year, however, overall this position negatively affected performance as the sector struggled during the period.

The healthcare sector, an underweight position in our fund, was the greatest positive contributor to performance. Consumer staples, the portfolio's largest underweight position positively contributed to performance.

Thank you for your investment in the Van Kampen Enterprise Portfolio.

Sincerely,


/s/ Stephen Lyle Boyd     /s/ Thomas Copper     /s/ Mary Jayne Maly
Stephen Lyle Boyd         Thomas Copper         Mary Jayne Maly
Van Kampen Asset Management Inc.

November 21, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 15 through 28 for a list and percentage breakdown of the funds' holdings.

/i/ The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/ii/ The S&P 500/Barra Value Index is a market-capitalization weighted index of stocks in the S&P 500 Index having lower price-to-book ratios relative to the S&P 500 Index as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) Please note that an investor cannot invest directly in an index.
/iii/The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/iv/ The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.
/v/ Gross Domestic Product is a market value of goods and services produced by labor and property in a given country.

Additional Information About Your Fund
The Funds' Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

               8 Travelers Series Fund Inc. | 2003 Annual Report

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO


 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

Twelve Months Ended 10/31/03                                            21.38%
------------------------------------------------------------------------------
Five Years Ended 10/31/03                                               (0.38)
------------------------------------------------------------------------------
6/16/94* through 10/31/03                                                7.76
-----------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN+ (UNAUDITED)

6/16/94* through 10/31/03                                               101.52%
------------------------------------------------------------------------------

+ Assumes the reinvestment of all dividends and capital gain distributions.
  Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
* Commencement of operations.


               9 Travelers Series Fund Inc. | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


                    Value of $10,000 Invested in Shares of
                  the Smith Barney Large Cap Value Portfolio
               vs. S&P 500 Index and S&P 500/Barra Value Index+
--------------------------------------------------------------------------------
                           June 1994 -- October 2003

                      [CHART]

               Smith Barney Large           S&P           S&P 500/Barra
               Cap Value Portfolio       500 Index++       Value Index++
               ------------------      -------------     ----------------
 6/16/1994           $10,000             $10,000             $10,000
     10/94            10,140              10,324               9,906
     10/95            12,189              13,053              12,186
     10/96            15,182              16,018              15,185
     10/97            18,731              21,159              19,697
     10/98            20,539              25,817              22,009
     10/99            22,290              32,442              26,193
     10/00            24,210              34,413              28,729
     10/01            21,407              25,847              23,437
     10/02            16,602              21,946              19,739
10/31/2003            20,152              26,509              24,638


+Hypothetical illustration of $10,000 invested in shares of the Smith Barney
 Large Cap Value Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The S&P 500/Barra Value Index is a market-capitalization weighted index of stocks in the S&P 500 Index having lower price-to-book ratios relative to the S&P 500 Index as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) The Indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

++It is the opinion of the management that the S&P 500/Barra Value Index more accurately reflects the current composition of the Smith Barney Large Cap Value Portfolio than the S&P 500 Index. In future reporting, the S&P 500/Barra Value Index will be used as the basis of comparison of total return performance rather than the S&P 500 Index.

              10 Travelers Series Fund Inc. | 2003 Annual Report

                          STRATEGIC EQUITY PORTFOLIO



 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

Twelve Months Ended 10/31/03                                            20.57%
------------------------------------------------------------------------------
Five Years Ended 10/31/03                                               (1.62)
------------------------------------------------------------------------------
6/16/94* through 10/31/03                                                9.52
-----------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN+ (UNAUDITED)

6/16/94* through 10/31/03                                               134.62%
------------------------------------------------------------------------------

+ Assumes the reinvestment of all dividends and capital gain distributions.
  Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 *   Commencement of operations.


              11 Travelers Series Fund Inc. | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


                  Value of $10,000 Invested in Shares of the
                        Strategic Equity Portfolio vs.
                     Russell 1000 Index and S&P 500 Index+
--------------------------------------------------------------------------------
                           June 1994 -- October 2003

                                    [CHART]



               Strategic Equity             S&P 500          Russell 1000
                  Portfolio                 Index++             Index++
            --------------------------    -------------     ------------------
 6/16/1994          10,000                   10,000             10,000
     10/94          10,650                   10,324             10,191
     10/95          13,428                   13,053             12,612
     10/96          17,007                   16,018             15,501
     10/97          22,549                   21,159             20,236
     10/98          25,463                   25,817             24,039
     10/99          34,504                   32,442             30,189
     10/00          37,702                   34,413             32,925
     10/01          25,619                   25,847             24,351
     10/02          19,459                   21,946             20,795
10/31/2003          23,462                   26,509             25,436




+ Hypothetical illustration of $10,000 invested in shares of the Strategic
  Equity Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The Russell 1000 Index is comprised of 1,000 of the largest capitalized U.S. domiciled companies whose common stock is traded on either the New York, American or NASDAQ stock exchanges. The S&P 500 Index is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the Indexes include reinvestment of dividends. The Indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

++It is the opinion of the subadviser that the S&P 500 Index more accurately reflects the composition of the Strategic Equity Portfolio than the Russell 1000 Index. In future reporting, the S&P 500 Index will be used as the basis of comparison of total return performance rather than the Russell 1000 Index.

              12 Travelers Series Fund Inc. | 2003 Annual Report

                        VAN KAMPEN ENTERPRISE PORTFOLIO



 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

Twelve Months Ended 10/31/03    17.93%
--------------------------------------
Five Years Ended 10/31/03       (3.23)
--------------------------------------
6/16/94* through 10/31/03        7.19
----------------------------------

 CUMULATIVE TOTAL RETURN+ (UNAUDITED)

6/16/94* through 10/31/03 91.72%
--------------------------------------
+ Assumes the reinvestment of all dividends and capital gain distributions.
  Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
* Commencement of operations.



              13 Travelers Series Fund Inc. | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


                  Value of $10,000 Invested in Shares of the
                      Van Kampen Enterprise Portfolio vs.
                 S&P 500 Index and Russell 1000 Growth Index+
--------------------------------------------------------------------------------
                           June 1994 -- October 2003

                                    [CHART]



                  Van Kampen
                  Enterprise     S&P 500      Russell 1000
                  Portfolio       Index       Growth Index
                 -----------    --------      -------------
 6/16/1994         $10,000       $10,000        $10,000
     10/94          10,380        10,324         10,602
     10/95          12,948        13,053         13,698
     10/96          15,972        16,018         16,719
     10/97          20,733        21,159         21,815
     10/98          22,592        25,817         27,192
     10/99          28,576        32,442         36,505
     10/00          32,554        34,413         39,910
     10/01          20,340        25,847         23,968
     10/02          16,257        21,946         19,266
10/31/2003          19,172        26,509         23,468





+ Hypothetical illustration of $10,000 invested in shares of the Van Kampen
  Enterprise Portfolio on June 16, 1994 (commencement of operations), assuming reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The S&P 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchanges and the over-the-counter markets. Figures for the S&P 500 Index include reinvestment of dividends. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) The Indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

              14 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS                                       OCTOBER 31, 2003


                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO


  SHARES                 SECURITY                   VALUE
-------------------------------------------------------------
COMMON STOCK -- 98.1%
Aerospace and Defense -- 4.0%
   199,100 Honeywell International Inc.          $  6,094,451
    59,400 Lockheed Martin Corp.                    2,753,784
    70,700 United Technologies Corp.                5,987,583
-------------------------------------------------------------
                                                   14,835,818
-------------------------------------------------------------
Banks -- 9.5%
    56,000 Bank of America Corp.                    4,240,880
   186,000 The Bank of New York Co., Inc.           5,801,340
   139,400 FleetBoston Financial Corp.              5,630,366
   210,200 U.S. Bancorp                             5,721,644
   107,000 Wachovia Corp.                           4,908,090
   103,000 Washington Mutual, Inc.                  4,506,250
    68,600 Wells Fargo & Co.                        3,863,552
-------------------------------------------------------------
                                                   34,672,122
-------------------------------------------------------------
Chemicals -- 1.2%
   115,400 The Dow Chemical Co.                     4,349,426
-------------------------------------------------------------
Commercial Services and Supplies -- 1.9%
    71,700 Avery Dennison Corp.                     3,769,986
   127,600 Waste Management, Inc.                   3,307,392
-------------------------------------------------------------
                                                    7,077,378
-------------------------------------------------------------
Communications Equipment -- 4.7%
   381,700 3Com Corp.*                              2,748,240
   234,800 Comverse Technology, Inc.*               4,235,792
 1,492,600 Lucent Technologies Inc.*                4,776,320
   325,400 Nokia Oyj, Sponsored ADR                 5,528,546
-------------------------------------------------------------
                                                   17,288,898
-------------------------------------------------------------
Computers and Peripherals -- 4.5%
   368,200 Hewlett-Packard Co.                      8,214,542
    41,900 International Business Machines Corp.    3,749,212
 1,111,600 Sun Microsystems, Inc.*                  4,401,936
-------------------------------------------------------------
                                                   16,365,690
-------------------------------------------------------------
Diversified Financials -- 9.3%
    96,600 American Express Co.                     4,533,438
    47,100 The Goldman Sachs Group, Inc.            4,422,690
   126,400 J.P. Morgan Chase & Co.                  4,537,760
   213,800 MBNA Corp.                               5,291,550
   119,700 Merrill Lynch & Co., Inc.                7,086,240

                      See Notes to Financial Statements.

              15 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO


  SHARES                      SECURITY                       VALUE
----------------------------------------------------------------------
Diversified Financials -- 9.3% (continued)
    80,100 Morgan Stanley                                 $  4,395,087
   168,300 Waddell & Reed Financial, Inc., Class A Shares    3,732,894
----------------------------------------------------------------------
                                                            33,999,659
----------------------------------------------------------------------
Diversified Telecommunication Services -- 4.0%
   148,100 AT&T Corp.                                        2,753,179
   234,600 SBC Communications Inc.                           5,625,708
   189,700 Verizon Communications Inc.                       6,373,920
----------------------------------------------------------------------
                                                            14,752,807
----------------------------------------------------------------------
Electric Utilities -- 3.3%
   138,800 FirstEnergy Corp.                                 4,773,332
    97,400 Progress Energy, Inc.                             4,197,940
   189,900 Xcel Energy, Inc.                                 3,114,360
----------------------------------------------------------------------
                                                            12,085,632
----------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.7%
   187,800 Celestica Inc.*                                   2,666,760
   646,500 Solectron Corp.*                                  3,581,610
----------------------------------------------------------------------
                                                             6,248,370
----------------------------------------------------------------------
Energy Equipment and Services -- 4.4%
   197,800 ENSCO International Inc.                          5,212,030
   154,900 GlobalSantaFe Corp.                               3,486,799
    73,800 Nabors Industries, Ltd.*                          2,789,640
   243,400 Transocean Inc.*                                  4,670,846
----------------------------------------------------------------------
                                                            16,159,315
----------------------------------------------------------------------
Food and Drug Retailing -- 3.4%
   362,500 Kroger Co.*                                       6,340,125
   291,400 Safeway Inc.*                                     6,148,540
----------------------------------------------------------------------
                                                            12,488,665
----------------------------------------------------------------------
Food Products -- 1.5%
   185,000 Kraft Foods Inc.                                  5,383,500
----------------------------------------------------------------------
Gas Utilities -- 1.3%
   225,100 NiSource Inc.                                     4,661,821
----------------------------------------------------------------------
Health Care Providers and Services -- 1.5%
   142,800 HCA Inc.                                          5,462,100
----------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 2.5%
   262,900 McDonald's Corp.                                  6,575,129
    78,200 MGM MIRAGE                                        2,776,100
----------------------------------------------------------------------
                                                             9,351,229
----------------------------------------------------------------------

                      See Notes to Financial Statements.

              16 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO


  SHARES                    SECURITY                      VALUE
-------------------------------------------------------------------
Household Durables -- 0.8%
    42,400 Fortune Brands, Inc.                        $  2,762,360
-------------------------------------------------------------------
Household Products -- 1.5%
   104,100 Kimberly-Clark Corp.                           5,497,521
-------------------------------------------------------------------
Insurance -- 5.9%
   117,400 American International Group, Inc.             7,141,442
    76,200 The Hartford Financial Services Group, Inc.    4,183,380
   103,000 Loews Corp.                                    4,429,000
   107,400 The St. Paul Cos., Inc.                        4,095,162
    23,600 XL Capital Ltd.                                1,640,200
-------------------------------------------------------------------
                                                         21,489,184
-------------------------------------------------------------------
Media -- 5.1%
           Comcast Corp.:
   112,200   Class A Shares*                              3,805,824
   123,000   Special Class A Shares*                      4,012,260
   505,700 Liberty Media Corp., Class A Shares*           5,102,513
   191,500 The News Corp. Ltd., Preferred Shares ADR      5,649,250
-------------------------------------------------------------------
                                                         18,569,847
-------------------------------------------------------------------
Metals and Mining -- 2.1%
   245,800 Alcoa Inc.                                     7,759,906
-------------------------------------------------------------------
Multiline Retail -- 3.7%
   116,500 Costco Wholesale Corp.*                        4,120,605
    82,800 Federated Department Stores, Inc.              3,937,140
   141,300 Target Corp.                                   5,615,262
-------------------------------------------------------------------
                                                         13,673,007
-------------------------------------------------------------------
Oil and Gas -- 5.4%
   163,900 BP PLC, Sponsored ADR                          6,946,082
    88,200 ChevronTexaco Corp.                            6,553,260
    82,100 Total SA                                       6,409,547
-------------------------------------------------------------------
                                                         19,908,889
-------------------------------------------------------------------
Paper and Forest Products -- 1.6%
   149,700 International Paper Co.                        5,890,695
-------------------------------------------------------------------
Pharmaceuticals -- 5.6%
    63,200 Merck & Co. Inc.                               2,796,600
   286,800 Pfizer Inc.                                    9,062,880
   268,300 Schering-Plough Corp.                          4,096,941
   104,900 Wyeth                                          4,630,286
-------------------------------------------------------------------
                                                         20,586,707
-------------------------------------------------------------------

                      See Notes to Financial Statements.

              17 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO


  SHARES                                  SECURITY                                   VALUE
----------------------------------------------------------------------------------------------
Real Estate -- 1.5%
   190,000 Equity Office Properties Trust                                         $  5,321,900
----------------------------------------------------------------------------------------------
Specialty Retail -- 1.2%
   120,100 The Home Depot, Inc.                                                      4,452,107
----------------------------------------------------------------------------------------------
Tobacco -- 3.6%
   200,200 Altria Group, Inc.                                                        9,309,300
    82,600 R.J. Reynolds Tobacco Holdings, Inc.                                      3,967,278
----------------------------------------------------------------------------------------------
                                                                                    13,276,578
----------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.4%
   694,700 AT&T Wireless Services Inc.*                                              5,036,575
----------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $343,693,651)                                                  359,407,706
----------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                  SECURITY                                   VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
$6,963,000 Merrill Lynch & Co., Inc., 0.990% due 11/3/03; Proceeds at maturity --
            $6,963,574; (Fully collateralized by U.S. Treasury Notes and
            Bonds, 1.875% to 3.625% due 7/15/12 to 4/15/28;
            Market value -- $7,102,304) (Cost -- $6,963,000)                         6,963,000
----------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $350,656,651**)                                               $366,370,706
----------------------------------------------------------------------------------------------

* Non-income producing security.
** Aggregate cost for Federal income tax purposes is $352,551,123.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

              18 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003


                          STRATEGIC EQUITY PORTFOLIO


  SHARES                    SECURITY                      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 88.0%
Aerospace and Defense -- 6.7%
   443,800 Lockheed Martin Corp.                       $ 20,574,568
   184,900 Northrop Grumman Corp.                        16,530,060
-------------------------------------------------------------------
                                                         37,104,628
-------------------------------------------------------------------
Air Freight and Couriers -- 0.1%
     6,300 CNF Inc.                                         220,626
     7,100 United Parcel Service, Inc., Class B Shares      514,892
-------------------------------------------------------------------
                                                            735,518
-------------------------------------------------------------------
Auto Components -- 0.0%
       260 Gentex Corp.+                                     10,153
-------------------------------------------------------------------
Automobiles -- 0.4%
    94,700 Monaco Coach Corp.+*                           2,281,323
-------------------------------------------------------------------
Banks -- 0.4%
     7,700 Bank of America Corp.                            583,121
       418 Fifth Third Bancorp                               24,227
    69,251 Sovereign Bancorp, Inc.                        1,441,113
-------------------------------------------------------------------
                                                          2,048,461
-------------------------------------------------------------------
Beverages -- 1.8%
   219,200 The Coca-Cola Co.                             10,170,880
-------------------------------------------------------------------
Commercial Services and Supplies -- 1.0%
   227,400 Robert Half International Inc.*                5,368,914
-------------------------------------------------------------------
Communications Equipment -- 0.2%
     5,100 Alcatel SA, Sponsored ADR+                        67,218
   112,900 CIENA Corp.*                                     723,689
    10,900 Cisco Systems, Inc.*                             228,682
-------------------------------------------------------------------
                                                          1,019,589
-------------------------------------------------------------------
Computers and Peripherals -- 0.7%
    14,600 Applied Films Corp.+*                            457,710
    51,010 Dell Inc.*                                     1,842,481
    14,100 EMC Corp.*                                       195,144
    30,800 Seagate Technology                               707,784
    50,400 Western Digital Corp.*                           677,880
-------------------------------------------------------------------
                                                          3,880,999
-------------------------------------------------------------------
Construction and Engineering -- 0.1%
    25,000 Granite Construction Inc.+                       499,750
-------------------------------------------------------------------
Construction Materials -- 0.2%
    67,500 CRH PLC                                        1,212,398
-------------------------------------------------------------------


                      See Notes to Financial Statements.


              19 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                          STRATEGIC EQUITY PORTFOLIO


  SHARES                 SECURITY                  VALUE
------------------------------------------------------------
Diversified Financials -- 3.3%
     3,700    The Charles Schwab Corp.          $     50,172
       500    The Goldman Sachs Group, Inc.           46,950
    64,400    Moody's Corp.                        3,724,252
     4,500    Morgan Stanley                         246,915
   361,450    SLM Corp.                           14,154,382
-----------------------------------------------------------
                                                  18,222,671
-----------------------------------------------------------
Diversified Telecommunication Services -- 10.0%
 1,243,100    SBC Communications Inc.             29,809,538
   756,300    Verizon Communications Inc.         25,411,680
-----------------------------------------------------------
                                                  55,221,218
-----------------------------------------------------------
Electrical Equipment -- 0.8%
   200,100    American Power Conversion Corp.      4,048,023
     4,500    Nitto Denko Corp.                      235,810
-----------------------------------------------------------
                                                   4,283,833
-----------------------------------------------------------
Electronic Equipment and Instruments -- 0.2%
    16,900    Diebold, Inc.                          964,314
-----------------------------------------------------------
Energy Equipment and Services -- 1.7%
    25,100    BJ Services Co.*                       823,531
    47,200    ENSCO International Inc.             1,243,720
   174,400    Pride International, Inc.*           2,856,672
   150,200    Rowan Cos., Inc.*                    3,597,290
    18,000    Schlumberger Ltd.                      845,460
-----------------------------------------------------------
                                                   9,366,673
-----------------------------------------------------------
Health Care Equipment and Supplies -- 1.8%
   284,500    Biomet, Inc.                        10,202,170
-----------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.3%
   223,000    McDonald's Corp.                     5,577,230
    49,600    Shuffle Master, Inc.+*               1,509,824
-----------------------------------------------------------
                                                   7,087,054
-----------------------------------------------------------
Household Durables -- 0.5%
    47,850    Garmin Ltd.+                         2,393,936
     8,000    Sharp Corp.                            125,765
-----------------------------------------------------------
                                                   2,519,701
-----------------------------------------------------------
Household Products -- 5.9%
    98,600    Colgate-Palmolive Co.                5,244,534
   279,300    The Procter & Gamble Co.            27,452,397
-----------------------------------------------------------
                                                  32,696,931
-----------------------------------------------------------


                      See Notes to Financial Statements.

              20 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                          STRATEGIC EQUITY PORTFOLIO


  SHARES                 SECURITY                   VALUE
-------------------------------------------------------------
Industrial Conglomerates -- 5.5%
   157,800 3M Co.                                $ 12,445,686
    83,500 General Electric Co.                     2,422,335
   556,900 Tyco International Ltd.                 11,628,072
    82,700 Yukos Oil Co., Sponsored ADR+            3,820,740
-------------------------------------------------------------
                                                   30,316,833
-------------------------------------------------------------
Insurance -- 3.1%
           Berkshire Hathaway Inc.:
       111   Class A Shares*                        8,636,910
     3,327   Class B Shares*                        8,625,247
-------------------------------------------------------------
                                                   17,262,157
-------------------------------------------------------------
Internet and Catalog Retail -- 0.0%
       200 Amazon.com, Inc.*                           10,884
-------------------------------------------------------------
Internet Software and Services -- 0.0%
       600 Yahoo! Inc.*                                26,220
-------------------------------------------------------------
IT Consulting and Services -- 0.8%
   111,000 Computer Sciences Corp.*                 4,397,820
-------------------------------------------------------------
Leisure Equipment and Products -- 0.3%
    87,800 Hasbro, Inc.                             1,914,040
-------------------------------------------------------------
Machinery -- 5.3%
   111,600 AGCO Corp.*                              2,008,800
    93,800 Caterpillar Inc.                         6,873,664
    11,700 Cummins Inc.+                              554,580
    22,500 Deere & Co.                              1,363,950
   114,900 Ingersoll-Rand Co., Class A Shares       6,939,960
   163,400 ITT Industries, Inc.                    11,109,566
    35,800 The Manitowoc Co., Inc.+                   776,860
       100 Navistar International Corp.*                4,043
-------------------------------------------------------------
                                                   29,631,423
-------------------------------------------------------------
Media -- 3.8%
   455,400 British Sky Broadcasting Group PLC*      4,942,948
    50,500 Dow Jones & Co., Inc.                    2,624,485
    68,100 General Motors Corp., Class H Shares*    1,118,883
    19,200 The News Corp. Ltd., Sponsored ADR         684,480
    78,006 Pixar, Inc.+*                            5,367,593
    76,923 Viacom Inc., Class B Shares              3,066,920
   155,200 The Walt Disney Co.                      3,513,728
-------------------------------------------------------------
                                                   21,319,037
-------------------------------------------------------------
Metals and Mining -- 3.2%
     8,000 Apex Silver Mines Ltd.*                    107,520
    17,600 Arch Coal, Inc.+                           431,200

                      See Notes to Financial Statements.

              21 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                          STRATEGIC EQUITY PORTFOLIO


  SHARES                         SECURITY                           VALUE
-----------------------------------------------------------------------------
Metals and Mining -- 3.2% (continued)
   135,900 Freeport-McMoRan Copper & Gold, Inc., Class B Shares+ $  5,266,125
    59,900 Newmont Mining Corp.                                     2,622,422
    10,700 Nucor Corp.                                                586,681
    31,900 Peabody Energy Corp.                                     1,063,227
   123,200 Phelps Dodge Corp.*                                      7,606,368
-----------------------------------------------------------------------------
                                                                   17,683,543
-----------------------------------------------------------------------------
Multiline Retail -- 0.5%
    86,800 Nordstrom, Inc.                                          2,646,532
     2,300 Wal-Mart Stores Inc.                                       135,585
-----------------------------------------------------------------------------
                                                                    2,782,117
-----------------------------------------------------------------------------
Oil and Gas -- 5.5%
   134,860 Apache Corp.                                             9,402,439
    94,700 BP PLC, Sponsored ADR                                    4,013,386
    87,440 Burlington Resources Inc.                                4,253,082
   153,400 Chesapeake Energy Corp.+                                 1,830,062
    65,200 Murphy Oil Corp.                                         3,845,496
    27,500 OAO LUKOIL, Sponsored ADR                                2,235,750
   100,100 Teekay Shipping Corp.+                                   4,817,813
-----------------------------------------------------------------------------
                                                                   30,398,028
-----------------------------------------------------------------------------
Personal Products -- 0.5%
    40,600 Avon Products, Inc.                                      2,759,176
-----------------------------------------------------------------------------
Pharmaceuticals --15.9%
    72,000 Abbott Laboratories                                      3,068,640
    84,400 AstraZeneca PLC, Sponsored ADR+                          4,024,192
   105,100 Barr Laboratories, Inc.*                                 8,068,527
   718,500 Johnson & Johnson                                       36,162,105
   688,300 Merck & Co. Inc.                                        30,457,275
    96,600 Novartis AG, Sponsored ADR                               3,706,542
    26,300 Pfizer Inc.                                                831,080
    28,500 Pharmaceutical Resources, Inc.*                          2,059,980
-----------------------------------------------------------------------------
                                                                   88,378,341
-----------------------------------------------------------------------------
Road and Rail -- 0.5%
    18,000 CSX Corp.                                                  572,760
    31,200 Union Pacific Corp.                                      1,953,120
-----------------------------------------------------------------------------
                                                                    2,525,880
-----------------------------------------------------------------------------
Semiconductor Equipment and Products -- 0.0%
       306 GlobespanVirata, Inc.+*                                      1,885
     7,500 Integrated Circuit Systems, Inc.*                          251,775
-----------------------------------------------------------------------------
                                                                      253,660
-----------------------------------------------------------------------------

                      See Notes to Financial Statements.

              22 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                          STRATEGIC EQUITY PORTFOLIO


  SHARES                                SECURITY                                VALUE
-----------------------------------------------------------------------------------------
Software -- 3.7%
    154,300 Autodesk, Inc.                                                   $  2,970,275
     62,700 BEA Systems, Inc.*                                                    871,530
    648,100 Microsoft Corp.                                                    16,947,815
-----------------------------------------------------------------------------------------
                                                                               20,789,620
-----------------------------------------------------------------------------------------
Specialty Retail -- 0.5%
     17,900 Monro Muffler Brake, Inc.*                                            588,015
     10,800 PETsMART, Inc.                                                        276,588
     63,500 Staples, Inc.*                                                      1,703,070
-----------------------------------------------------------------------------------------
                                                                                2,567,673
-----------------------------------------------------------------------------------------
Textiles and Apparel -- 0.3%
     23,800 NIKE, Inc., Class B Shares                                          1,520,820
-----------------------------------------------------------------------------------------
Tobacco -- 0.3%
     47,300 UST Inc.                                                            1,609,146
-----------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.2%
    321,200 Vodafone Group PLC, Sponsored ADR                                   6,793,380
-----------------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $483,803,746)                                            487,836,976
-----------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.3%
     22,400 Chesapeake Energy Corp., 6.000% Cumulative Convertible
            (Cost -- $1,337,952)                                                1,531,600
-----------------------------------------------------------------------------------------
   FACE
  AMOUNT                                SECURITY                                VALUE
-----------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.0%
$   320,000 CIENA Corp., Notes, 3.750% due 2/1/08
            (Cost -- $278,277)                                                    280,800
-----------------------------------------------------------------------------------------
            SUB-TOTAL INVESTMENTS
            (Cost -- $485,419,975)                                            489,649,376
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.7%
 64,949,000 State Street Bank and Trust Co., 0.940% due 11/3/03; Proceeds at
             maturity -- $64,954,088; (Fully collateralized by U.S. Treasury
             Bonds, 6.000% due 2/15/26; Market value -- $66,250,650)
             (Cost -- $64,949,000)                                             64,949,000
-----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $550,368,975**)                                         $554,598,376
-----------------------------------------------------------------------------------------

+ All or a portion of this security is on loan (See Note 6).
* Non-income producing security.
** Aggregate cost for Federal income tax purposes is $552,993,225.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

              23 Travelers Series Fund Inc. | 2003 Annual Report

 LOANED SECURITIES COLLATERAL                                   OCTOBER 31, 2003

                          STRATEGIC EQUITY PORTFOLIO

   FACE
  AMOUNT                               SECURITY                                VALUE
---------------------------------------------------------------------------------------
$24,325,846 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $24,325,846)                                           $24,325,846
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

              24 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003


                        VAN KAMPEN ENTERPRISE PORTFOLIO


  SHARES                    SECURITY                      VALUE
------------------------------------------------------------------
COMMON STOCK -- 95.4%
Air Freight and Couriers -- 1.6%
    20,600 United Parcel Service, Inc., Class B Shares $ 1,493,912
------------------------------------------------------------------
Banks -- 2.6%
    26,800 Wachovia Corp.                                1,229,316
    22,700 Wells Fargo & Co.                             1,278,464
------------------------------------------------------------------
                                                         2,507,780
------------------------------------------------------------------
Beverages -- 2.1%
    15,900 Anheuser-Busch Cos., Inc.                       783,234
    25,200 PepsiCo, Inc.                                 1,205,064
------------------------------------------------------------------
                                                         1,988,298
------------------------------------------------------------------
Biotechnology -- 2.0%
    15,000 Amgen Inc.*                                     926,400
    16,300 Genzyme Corp.*                                  748,170
     3,300 Gilead Sciences, Inc.*                          180,114
------------------------------------------------------------------
                                                         1,854,684
------------------------------------------------------------------
Chemicals -- 2.0%
    19,000 Praxair, Inc.                                 1,322,020
    14,100 Rohm and Haas Co.                               554,130
------------------------------------------------------------------
                                                         1,876,150
------------------------------------------------------------------
Communications Equipment -- 4.7%
   144,300 Cisco Systems, Inc.*                          3,027,414
    36,000 Comverse Technology, Inc.*                      649,440
    44,500 Nokia Oyj, Sponsored ADR                        756,055
------------------------------------------------------------------
                                                         4,432,909
------------------------------------------------------------------
Computers and Peripherals -- 3.1%
    48,100 Dell Inc.*                                    1,737,372
    52,600 Hewlett-Packard Co.                           1,173,506
------------------------------------------------------------------
                                                         2,910,878
------------------------------------------------------------------
Diversified Financials -- 9.5%
    26,400 American Express Co.                          1,238,952
     7,400 Capital One Financial Corp.                     449,920
    14,100 Countrywide Financial Corp.                   1,482,192
    14,100 Fannie Mae                                    1,010,829
    34,550 J.P. Morgan Chase & Co.                       1,240,345
    13,700 Lehman Brothers Holdings Inc.                   986,400
    16,200 MBNA Corp.                                      400,950
    26,200 Merrill Lynch & Co., Inc.                     1,551,040
    18,200 SLM Corp.                                       712,712
------------------------------------------------------------------
                                                         9,073,340
------------------------------------------------------------------

                      See Notes to Financial Statements.

              25 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                        VAN KAMPEN ENTERPRISE PORTFOLIO


  SHARES                   SECURITY                     VALUE
----------------------------------------------------------------
Energy Equipment and Services -- 1.2%
    10,400 Schlumberger Ltd.                         $   488,488
    16,700 Smith International, Inc.*                    621,741
----------------------------------------------------------------
                                                       1,110,229
----------------------------------------------------------------
Food Products -- 0.8%
    26,000 McCormick & Co., Inc.                         770,640
----------------------------------------------------------------
Health Care Equipment and Supplies -- 2.5%
     8,500 Boston Scientific Corp.*                      575,620
    12,900 St. Jude Medical, Inc.*                       750,264
    17,100 Zimmer Holdings, Inc.*                      1,091,151
----------------------------------------------------------------
                                                       2,417,035
----------------------------------------------------------------
Health Care Providers and Services -- 3.4%
     9,600 Anthem, Inc.*                                 656,928
    29,500 Caremark Rx, Inc.*                            738,975
    13,100 HCA Inc.                                      501,075
    25,300 IMS Health Inc.                               595,309
    14,200 UnitedHealth Group, Inc.                      722,496
----------------------------------------------------------------
                                                       3,214,783
----------------------------------------------------------------
Hotels, Restaurants and Leisure -- 3.6%
    17,300 Carnival Corp.                                603,943
    26,900 International Game Technology                 880,975
    21,800 McDonald's Corp.                              545,218
    21,000 Starbucks Corp.*                              663,600
    21,900 Starwood Hotels & Resorts Worldwide, Inc.     738,687
----------------------------------------------------------------
                                                       3,432,423
----------------------------------------------------------------
Household Products -- 1.3%
    12,600 The Procter & Gamble Co.                    1,238,454
----------------------------------------------------------------
Industrial Conglomerates -- 1.8%
    60,200 General Electric Co.                        1,746,402
----------------------------------------------------------------
Insurance -- 1.1%
    17,725 American International Group, Inc.          1,078,212
----------------------------------------------------------------
Internet Software and Services -- 1.1%
    23,700 Yahoo! Inc.*                                1,035,690
----------------------------------------------------------------
IT Consulting and Services -- 0.7%
    22,500 SunGard Data Systems Inc.*                    631,125
----------------------------------------------------------------
Machinery -- 4.6%
    16,000 Danaher Corp.                               1,325,600
    11,000 Deere & Co.                                   666,820
     9,300 Eaton Corp.                                   932,232

                      See Notes to Financial Statements.

              26 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                        VAN KAMPEN ENTERPRISE PORTFOLIO


  SHARES                            SECURITY                              VALUE
----------------------------------------------------------------------------------
Machinery -- 4.6% (continued)
    15,100 Ingersoll-Rand Co., Class A Shares                          $   912,040
     6,900 PACCAR Inc.                                                     544,824
----------------------------------------------------------------------------------
                                                                         4,381,516
----------------------------------------------------------------------------------
Media -- 4.4%
    30,600 Clear Channel Communications Inc.                             1,249,092
    41,200 Fox Entertainment Group, Inc., Class A Shares*                1,141,240
     9,900 Omnicom Group Inc.                                              790,020
    65,100 Time Warner Inc.*                                               995,379
----------------------------------------------------------------------------------
                                                                         4,175,731
----------------------------------------------------------------------------------
Multiline Retail -- 3.2%
    29,000 Dollar General Corp.                                            651,630
    11,600 Federated Department Stores, Inc.                               551,580
    30,400 Wal-Mart Stores, Inc.                                         1,792,080
----------------------------------------------------------------------------------
                                                                         2,995,290
----------------------------------------------------------------------------------
Oil and Gas -- 1.0%
    22,900 BP PLC, Sponsored ADR                                           970,502
----------------------------------------------------------------------------------
Pharmaceuticals -- 7.3%
     6,500 Allergan, Inc.                                                  491,530
    16,100 Eli Lilly and Co.                                             1,072,582
    28,600 Johnson & Johnson                                             1,439,438
    63,450 Pfizer Inc.                                                   2,005,020
    17,000 Teva Pharmaceutical Industries Ltd., Sponsored ADR              967,130
    22,400 Wyeth                                                           988,736
----------------------------------------------------------------------------------
                                                                         6,964,436
----------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 10.4%
    17,600 Analog Devices, Inc.*                                           780,208
    41,800 Applied Materials, Inc.*                                        976,866
    43,300 ASML Holding N.V., New York Registered Shares*                  759,915
   114,600 Intel Corp.                                                   3,787,530
    28,700 Lam Research Corp.*                                             824,838
    18,700 Microchip Tehnology Inc.                                        611,677
    12,000 QLogic Corp.*                                                   672,600
    65,572 Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR*     725,226
    27,300 Texas Instruments Inc.                                          789,516
----------------------------------------------------------------------------------
                                                                         9,928,376
----------------------------------------------------------------------------------
Software -- 8.2%
    17,700 Adobe Systems Inc.                                              775,968
    51,000 Amdocs Ltd.*                                                  1,094,460
     9,700 Electronic Arts Inc.*                                           960,688
    70,600 Microsoft Corp.                                               1,846,190

                      See Notes to Financial Statements.

              27 Travelers Series Fund Inc. | 2003 Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003

                        VAN KAMPEN ENTERPRISE PORTFOLIO


  SHARES                          SECURITY                           VALUE
-----------------------------------------------------------------------------
Software -- 8.2% (continued)
    40,900 Oracle Corp.*                                          $   489,164
    20,600 SAP AG, Sponsored ADR                                      752,724
    16,800 Symantec Corp.*                                          1,119,720
    22,100 VERITAS Software Corp.*                                    798,915
-----------------------------------------------------------------------------
                                                                    7,837,829
-----------------------------------------------------------------------------
Specialty Retail -- 7.8%
    18,700 Bed Bath & Beyond Inc.*                                    789,888
    37,400 Best Buy Co., Inc.                                       2,180,794
    18,300 The Gap, Inc.                                              349,164
    38,500 The Home Depot, Inc.                                     1,427,195
    23,400 Lowe's Cos., Inc.                                        1,378,962
    49,600 Staples, Inc.*                                           1,330,272
-----------------------------------------------------------------------------
                                                                    7,456,275
-----------------------------------------------------------------------------
Textiles and Apparel -- 3.4%
    46,300 Coach, Inc.*                                             1,642,261
    14,500 Liz Claiborne, Inc.                                        534,905
    27,400 Reebok International Ltd.                                1,067,230
-----------------------------------------------------------------------------
                                                                    3,244,396
-----------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $78,228,484)                                   90,767,295
-----------------------------------------------------------------------------
   FACE
  AMOUNT                          SECURITY                           VALUE
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.6%
Agency Discount Notes -- 4.6%
$4,380,000 Federal National Mortgage Association, Discount Notes,
            due 11/3/03 (Cost -- $4,379,769)                        4,379,769
-----------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $82,608,253**)                                $95,147,064
-----------------------------------------------------------------------------

* Non-income producing security.
** Aggregate cost for Federal income tax purposes is $84,592,568.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

              28 Travelers Series Fund Inc. | 2003 Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES                           OCTOBER 31, 2003


                                                   Smith Barney
                                                    Large Cap      Strategic     Van Kampen
                                                      Value         Equity       Enterprise
                                                    Portfolio      Portfolio     Portfolio
---------------------------------------------------------------------------------------------
ASSETS:
 Investments, at value (Cost -- $343,693,651,
   $485,419,975 and $78,228,484, respectively)     $359,407,706  $ 489,649,376  $ 90,767,295
 Short-term investments, at
   value (Cost -- $6,963,000, $64,949,000 and
   $4,379,769, respectively)                          6,963,000     64,949,000     4,379,769
 Loaned securities collateral, at
   value (Cost -- $24,325,846) (Note 6)                      --     24,325,846            --
 Cash                                                       726            944           761
 Dividends and interest receivable                      478,273      1,385,614        50,006
 Receivable for securities sold                              --     13,793,961     2,883,690
 Prepaid expenses                                            --          4,205         1,583
 Other receivables                                        3,802         45,133         4,592
---------------------------------------------------------------------------------------------
 Total Assets                                       366,853,507    594,154,079    98,087,696
---------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for Fund shares reacquired                     412,065        486,616        68,829
 Management fees payable                                199,190        358,471        56,925
 Payable for loaned securities collateral (Note 6)           --     24,325,846            --
 Payable for securities purchased                            --     19,376,473     1,293,012
 Payable for open forward foreign currency
   contracts (Note 5)                                        --            920            --
 Accrued expenses                                        50,815         54,921        38,490
---------------------------------------------------------------------------------------------
 Total Liabilities                                      662,070     44,603,247     1,457,256
---------------------------------------------------------------------------------------------
Total Net Assets                                   $366,191,437  $ 549,550,832  $ 96,630,440
---------------------------------------------------------------------------------------------
NET ASSETS:
 Par value of capital shares                       $        233  $         362  $         88
 Capital paid in excess of par value                411,276,868    810,713,116   163,746,433
 Undistributed net investment income                  5,405,195            920        77,829
 Accumulated net realized loss from investment
   transactions                                     (66,204,914)  (265,392,412)  (79,732,721)
 Net unrealized appreciation of investments and
   foreign currencies                                15,714,055      4,228,846    12,538,811
---------------------------------------------------------------------------------------------
Total Net Assets                                   $366,191,437  $ 549,550,832  $ 96,630,440
---------------------------------------------------------------------------------------------
Shares Outstanding                                   23,347,455     36,245,051     8,761,608
---------------------------------------------------------------------------------------------
Net Asset Value                                          $15.68         $15.16        $11.03
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

              29 Travelers Series Fund Inc. | 2003 Annual Report

 STATEMENTS OF OPERATIONS                    FOR THE YEAR ENDED OCTOBER 31, 2003


                                              Smith Barney
                                               Large Cap     Strategic    Van Kampen
                                                 Value        Equity      Enterprise
                                               Portfolio     Portfolio    Portfolio
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                   $  8,661,972  $ 3,136,040  $    838,734
  Interest                                         156,351      205,627        39,024
  Less: Foreign withholding tax                     (9,662)     (15,492)       (4,465)
-------------------------------------------------------------------------------------
  Total Investment Income                        8,808,661    3,326,175       873,293
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                       2,256,242    4,111,462       659,761
  Audit and legal                                   53,521       55,460        35,587
  Shareholder communications                        38,534      114,781        10,408
  Custody                                           25,629       28,695        34,506
  Directors' fees                                   11,651       12,973         4,605
  Shareholder servicing fees                         5,383        5,418         5,446
  Other                                              9,917        7,727         2,036
-------------------------------------------------------------------------------------
  Total Expenses                                 2,400,877    4,336,516       752,349
-------------------------------------------------------------------------------------
Net Investment Income (Loss)                     6,407,784   (1,010,341)      120,944
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTES 3 AND 5):
 Realized Gain (Loss) From:
   Investment transactions                     (24,803,070)  43,901,997    (6,797,326)
   Foreign currency transactions                        --       (2,901)           --
-------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                     (24,803,070)  43,899,096    (6,797,326)
-------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation From:
   Investments                                  85,797,301   53,566,638    21,950,369
   Foreign currencies                                   --         (555)           --
-------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation       85,797,301   53,566,083    21,950,369
-------------------------------------------------------------------------------------
Net Gain on Investments and
 Foreign Currencies                             60,994,231   97,465,179    15,153,043
-------------------------------------------------------------------------------------
Increase in Net Assets From Operations        $ 67,402,015  $96,454,838  $ 15,273,987
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

              30 Travelers Series Fund Inc. | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                  For the Years
                                                              Ended October 31,

Smith Barney Large Cap Value Portfolio                   2003           2002
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $  6,407,784  $   7,406,464
 Net realized loss                                    (24,803,070)   (39,737,030)
 Increase (decrease) in net unrealized appreciation    85,797,301    (76,098,584)
---------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From Operations     67,402,015   (108,429,150)
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                 (8,408,520)    (7,859,263)
---------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                        (8,408,520)    (7,859,263)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
 Net proceeds from sale of shares                       5,713,731     35,752,411
 Net asset value of shares issued for reinvestment
   of dividends                                         8,408,520      7,859,263
 Cost of shares reacquired                            (53,330,305)   (84,617,623)
---------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions  (39,208,054)   (41,005,949)
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      19,785,441   (157,294,362)
NET ASSETS:
 Beginning of year                                    346,405,996    503,700,358
---------------------------------------------------------------------------------
 End of year*                                        $366,191,437  $ 346,405,996
---------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $5,405,195     $7,405,931
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

              31 Travelers Series Fund Inc. | 2003 Annual Report

                                                                         For the Years
                                                                       Ended October 31,
Strategic Equity Portfolio                                            2003           2002
----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                    $ (1,010,341) $   1,328,967
  Net realized gain (loss)                                          43,899,096   (297,161,941)
  Increase in net unrealized appreciation                           53,566,083    111,121,539
---------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                 96,454,838   (184,711,435)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (650,759)    (2,925,061)
---------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (650,759)    (2,925,061)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                   6,126,116     10,626,631
  Net asset value of shares issued for reinvestment of dividends       650,759      2,925,061
  Cost of shares reacquired                                        (68,747,111)  (154,719,589)
---------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions              (61,970,236)  (141,167,897)
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                   33,833,843   (328,804,393)
NET ASSETS:
  Beginning of year                                                515,716,989    844,521,382
---------------------------------------------------------------------------------------------
  End of year*                                                    $549,550,832  $ 515,716,989
---------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                        $920       $646,781
---------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

              32 Travelers Series Fund Inc. | 2003 Annual Report

                                                                         For the Years
                                                                       Ended October 31,
Van Kampen Enterprise Portfolio                                       2003          2002
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $    120,944  $    429,129
  Net realized loss                                                 (6,797,326)  (36,235,983)
  Increase in net unrealized appreciation                           21,950,369     8,333,675
--------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                 15,273,987   (27,473,179)
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (471,638)     (417,888)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (471,638)     (417,888)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                     966,979     1,052,862
  Net asset value of shares issued for reinvestment of dividends       471,638       417,888
  Cost of shares reacquired                                        (19,790,502)  (38,261,601)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions              (18,351,885)  (36,790,851)
--------------------------------------------------------------------------------------------
Decrease in Net Assets                                              (3,549,536)  (64,681,918)
NET ASSETS:
  Beginning of year                                                100,179,976   164,861,894
--------------------------------------------------------------------------------------------
  End of year*                                                    $ 96,630,440  $100,179,976
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                     $77,829      $428,523
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

              33 Travelers Series Fund Inc. | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio, Strategic Equity Portfolio (formerly known as Alliance Growth Portfolio), and Van Kampen Enterprise Portfolio ("Fund(s)") are separate diversified investment funds of the Travelers Series Fund Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and twelve other separate investment funds: AIM Capital Appreciation, Smith Barney International All Cap Growth, Travelers Managed Income, Pioneer Strategic Income (formerly known as Putnam Diversified Income), Salomon Brothers Strategic Total Return Bond, Smith Barney High Income, MFS Total Return, Smith Barney Money Market, Smith Barney Large Capitalization Growth, Smith Barney Mid Cap Core, Smith Barney Aggressive Growth and SB Adjustable Rate Income Portfolios. Shares of the Funds are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (h) gains or losses on

              34 Travelers Series Fund Inc. | 2003 Annual Report the sale of securities are calculated by using the specific identification method; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At October 31, 2003, reclassifications were made to the capital accounts of Strategic Equity Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss amounting to $1,181,592 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (k) the Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager of the Smith Barney Large Cap Value Portfolio ("SBLCV"). SBLCV pays SBFM a management fee calculated at an annual rate of 0.65% of the average daily net assets of SBLCV. Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SBFM, acts as the investment manager of the Strategic Equity Portfolio ("SEP") and the Van Kampen Enterprise Portfolio ("VKEP"). SEP and VKEP pay TIA a management fee calculated at an annual rate of 0.80% and 0.70%, respectively, of the average daily net assets of SEP and VKEP. These fees are calculated daily and paid monthly.

              35 Travelers Series Fund Inc. | 2003 Annual Report

For the period from November 1, 2002 through September 14, 2003, TIA had entered into a sub-advisory agreement with Alliance Capital Management L.P. ("Alliance Capital"). Pursuant to the sub-advisory agreement, Alliance Capital was responsible for the day-to-day portfolio operations and investment decisions and was compensated by TIA for such services at an annual rate of 0.375% of the average daily net assets of SEP.

Effective September 15, 2003, the sub-advisory agreement with Alliance Capital was terminated and TIA entered into a new sub-advisory agreement with Fidelity Management & Research Co. ("FMR"), which was approved by shareholders on August 20, 2003. Pursuant to the new sub-advisory agreement, FMR is responsible for the day-to-day portfolio operations and investment decisions and is compensated by TIA for such services at an annual rate of 0.45% of the first $250 million of SEP's average daily net assets, 0.40% on the next $500 million of SEP's average daily net assets, and 0.35% of SEP's average daily net assets in excess of $750 million.

In addition, TIA has entered into a sub-advisory agreement with Van Kampen Asset Management Inc. ("VKAM"). Pursuant to the sub-advisory agreement, VKAM is responsible for the day-to-day portfolio operations and investment decisions and is compensated by TIA for such services at an annual rate of 0.325% of the average daily net assets of VKEP.

TIA has entered into a sub-administrative services agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of SEP and VKEP.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended October 31, 2003, each Fund paid transfer agent fees of $5,000 to CTB.

For the year ended October 31, 2003, Citigroup Global Markets Inc. (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of $16,280, $55,189 and $24,297 from SBLCV, SEP and VKEP, respectively.

              36 Travelers Series Fund Inc. | 2003 Annual Report

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                       SBLCV         SEP          VKEP
--------------------------------------------------------------------------
Purchases                           $320,700,718 $831,680,741 $111,095,487
--------------------------------------------------------------------------
Sales                                356,133,117  944,351,470  131,988,492
-------------------------------------------------------------------------

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                                        SBLCV          SEP          VKEP
-----------------------------------------------------------------------------
Gross unrealized appreciation       $ 30,562,040  $ 16,498,047  $ 13,434,552
Gross unrealized depreciation        (16,742,457)  (14,892,896)   (2,880,056)
-----------------------------------------------------------------------------
Net unrealized appreciation         $ 13,819,583  $  1,605,151  $ 10,554,496
----------------------------------------------------------------------------

4. Repurchase Agreements

The Funds purchase (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

At October 31, 2003, VKEP did not have any repurchase agreements outstanding.

5. Forward Foreign Currency Contracts

SEP may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the

              37 Travelers Series Fund Inc. | 2003 Annual Report value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

At October 31, 2003, SEP had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                                       Local    Market  Settlement Unrealized
  Foreign Currency                    Currency  Value      Date       Loss
  ---------------------------------------------------------------------------
  Contracts to Buy:
  British Pound                       116,255  $197,162  11/3/03     $(610)
  ---------------------------------------------------------------------------
  Contracts to Sell:
  Euro                                142,200   165,102  11/5/03      (310)
  ---------------------------------------------------------------------------
  Net Unrealized Loss on Open Forward
   Foreign Currency Contracts                                        $(920)
  ---------------------------------------------------------------------------

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At October 31, 2003, SEP had loaned securities having a market value of $24,004,475. SEP received cash collateral amounting to $24,325,846 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the year ended October 31, 2003, income earned from securities lending by SEP and VKEP was $55,282 and $3,006, respectively.

At October 31, 2003, SBLCV and VKEP did not have any securities on loan.

              38 Travelers Series Fund Inc. | 2003 Annual Report

7. Capital Shares

At October 31, 2003, the Company had six billion shares authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                          Year Ended       Year Ended
                                       October 31, 2003 October 31, 2002
------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio
Shares sold                                  401,980        1,988,862
Shares issued on reinvestment                639,431          597,662
Shares reacquired                         (3,856,055)      (5,253,318)
------------------------------------------------------------------------
Net Decrease                              (2,814,644)      (2,666,794)
------------------------------------------------------------------------
Strategic Equity Portfolio
Shares sold                                  470,412          673,389
Shares issued on reinvestment                 53,826          232,148
Shares reacquired                         (5,225,885)     (10,631,856)
------------------------------------------------------------------------
Net Decrease                              (4,701,647)      (9,726,319)
------------------------------------------------------------------------
Van Kampen Enterprise Portfolio
Shares sold                                   93,737           86,645
Shares issued on reinvestment                 51,943           44,790
Shares reacquired                         (2,038,763)      (3,442,151)
------------------------------------------------------------------------
Net Decrease                              (1,893,083)      (3,310,716)
------------------------------------------------------------------------

8. Capital Loss Carryforward

At October 31, 2003, SBLCV, SEP and VKEP had, for Federal income tax purposes, approximately $64,310,000, $262,768,000 and $77,748,000, respectively, of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on October 31 of the year indicated:

  Fund                                      2009         2010        2011
  ---------------------------------------------------------------------------
  Smith Barney Large Cap Value Portfolio $ 1,588,000 $ 39,572,000 $23,150,000
  ---------------------------------------------------------------------------
  Strategic Equity Portfolio                      --  262,768,000          --
  ---------------------------------------------------------------------------
  Van Kampen Enterprise Portfolio         34,852,000   34,687,000   8,209,000
  ---------------------------------------------------------------------------

              39 Travelers Series Fund Inc. | 2003 Annual Report

9. Income Tax Information and Distributions to Shareholders

At October 31, 2003, the tax basis components of distributable earnings were:

                                      SBLCV          SEP           VKEP
    ------------------------------------------------------------------------
    Undistributed ordinary income $  5,405,195             --  $     77,829
    ------------------------------------------------------------------------
    Accumulated capital losses     (64,310,442) $(262,768,163)  (77,748,406)
    ------------------------------------------------------------------------
    Unrealized appreciation         13,819,583      1,605,516    10,554,496
    ------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to wash sale loss deferrals and mark-to-market of derivative contracts.

The tax character of distributions paid during the year ended October 31, 2003 was:

                                    SBLCV      SEP      VKEP
                  --------------------------------------------
                  Ordinary income $8,408,520 $650,759 $471,638
                  --------------------------------------------

10.Subsequent Event

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

              40 Travelers Series Fund Inc. | 2003 Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

              41 Travelers Series Fund Inc. | 2003 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney
Large Cap Value Portfolio                   2003     2002     2001    2000    1999
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $13.24  $17.47   $20.74   $19.83  $18.94
-----------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                      0.28    0.32     0.26     0.30    0.27
  Net realized and unrealized gain (loss)    2.49   (4.24)   (2.56)    1.34    1.38
-----------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.77   (3.92)   (2.30)    1.64    1.65
-----------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.33)  (0.31)   (0.27)   (0.26)  (0.24)
  Net realized gains                           --      --    (0.70)   (0.47)  (0.52)
-----------------------------------------------------------------------------------
Total Distributions                         (0.33)  (0.31)   (0.97)   (0.73)  (0.76)
-----------------------------------------------------------------------------------
Net Asset Value, End of Year               $15.68  $13.24   $17.47   $20.74  $19.83
-----------------------------------------------------------------------------------
Total Return/(1)/                           21.38% (22.45)% (11.58)%   8.62%   8.52%
-----------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $366    $346     $504     $553    $544
-----------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.69%   0.68%    0.67%    0.66%   0.67%
  Net investment income                      1.85    1.59     1.42     1.45    1.35
-----------------------------------------------------------------------------------
Portfolio Turnover Rate                        96%     68%      29%      23%     43%
-----------------------------------------------------------------------------------

(1) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

              42 Travelers Series Fund Inc. | 2003 Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Strategic Equity Portfolio                  2003     2002     2001    2000    1999
------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $12.59  $16.67   $28.63   $28.35  $22.14
-----------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)              (0.03)   0.04     0.07     0.05    0.02
  Net realized and unrealized gain (loss)    2.62   (4.05)   (8.60)    2.66    7.79
-----------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.59   (4.01)   (8.53)    2.71    7.81
-----------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.02)  (0.07)   (0.05)   (0.03)  (0.15)
  Net realized gains                           --      --    (3.38)   (2.40)  (1.45)
-----------------------------------------------------------------------------------
Total Distributions                         (0.02)  (0.07)   (3.43)   (2.43)  (1.60)
-----------------------------------------------------------------------------------
Net Asset Value, End of Year               $15.16  $12.59   $16.67   $28.63  $28.35
-----------------------------------------------------------------------------------
Total Return/(1)/                           20.57% (24.05)% (32.05)%   9.27%  35.51%
-----------------------------------------------------------------------------------
Net Assets, End of Year (millions)           $550    $516     $845   $1,370  $1,166
-----------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.84%   0.83%    0.82%    0.81%   0.82%
  Net investment income (loss)              (0.20)   0.19     0.31     0.17    0.14
-----------------------------------------------------------------------------------
Portfolio Turnover Rate                       167%    100%      46%      47%     54%
-----------------------------------------------------------------------------------

(1) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

              43 Travelers Series Fund Inc. | 2003 Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Van Kampen Enterprise Portfolio             2003     2002     2001     2000    1999
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $ 9.40  $11.81   $25.60   $25.52   $20.56
------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)               0.01    0.05     0.03    (0.06)    0.00*
  Net realized and unrealized gain (loss)    1.67   (2.42)   (9.05)    3.87     5.42
------------------------------------------------------------------------------------
Total Income (Loss) From Operations          1.68   (2.37)   (9.02)    3.81     5.42
------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.05)  (0.04)   (0.00)*  (0.00)*  (0.07)
  Net realized gains                           --      --    (4.77)   (3.73)   (0.39)
------------------------------------------------------------------------------------
Total Distributions                         (0.05)  (0.04)   (4.77)   (3.73)   (0.46)
------------------------------------------------------------------------------------
Net Asset Value, End of Year               $11.03  $ 9.40   $11.81   $25.60   $25.52
------------------------------------------------------------------------------------
Total Return/(1)/                           17.93% (20.07)% (37.52)%  13.92%   26.48%
------------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $97    $100     $165     $331     $313
------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                   0.80%   0.76%    0.74%    0.72%    0.73%
  Net investment income (loss)               0.13    0.30     0.18    (0.22)    0.01
------------------------------------------------------------------------------------
Portfolio Turnover Rate                       123%     87%     107%     117%     120%
------------------------------------------------------------------------------------

(1) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 *  Amount represents less than $0.01 per share.

              44 Travelers Series Fund Inc. | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Travelers Series Fund Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Smith Barney Large Cap Value Portfolio, Strategic Equity Portfolio (formerly known as Alliance Growth Portfolio) and Van Kampen Enterprise Portfolio ("Funds") of Travelers Series Fund Inc. ("Company") as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds of the Company as of October 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
New York, New York
December 10, 2003

              45 Travelers Series Fund Inc. | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)

On August 20, 2003, a Special Meeting of the Shareholders of Strategic Equity Portfolio (formerly known as Alliance Growth Portfolio) was held. The matters voted upon and the tabulation results are as follows:

Item 1:

To Approve a New Sub-Advisory Agreement

                   Shares       Shares      Shares    Broker
                  Voted For  Voted Against Abstained Non-Vote
                  -------------------------------------------
                  32,591,380   1,568,966   3,288,912    0
                  -------------------------------------------

Item 2:

To Approve a New Sub-Sub-Advisory Agreement

                   Shares       Shares      Shares    Broker
                  Voted For  Voted Against Abstained Non-Vote
                  -------------------------------------------
                  32,088,366   1,911,588   3,449,304    0
                  -------------------------------------------

Item 3:

To Approve a Change in the Fund's Investment Objective

                   Shares       Shares      Shares    Broker
                  Voted For  Voted Against Abstained Non-Vote
                  -------------------------------------------
                  32,978,829   1,502,535   2,967,895    0
                  -------------------------------------------

              46 Travelers Series Fund Inc. | 2003 Annual Report

Information about Directors and Officers

The business and affairs of the Travelers Series Fund Inc. ("Company") are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below.

                                                                          Number of
                                    Term of                              Portfolios
                                  Office* and         Principal            in Fund          Other
                      Position(s)   Length          Occupation(s)          Complex      Directorships
                       Held with    of Time          During Past          Overseen         Held by
Name, Address and Age    Fund       Served           Five Years          by Director      Director
---------------------------------------------------------------------------------------------------------

Non-Interested Directors:

A. E. Cohen            Director      Since    Consultant to Chugai           17      Director of Agouron
444 Madison Avenue                   1996     Pharmaceutical                         Pharmaceuticals,
Suite 1201                                    Co. Ltd.                               Inc., Akzo Nobel
New York, NY 10022                                                                   NV, Teva
Age 67                                                                               Pharmaceutical Inc.,
                                                                                     Ltd., Chugai
                                                                                     Pharmaceutical Co.
                                                                                     Ltd., Pharmaceutical
                                                                                     Product
                                                                                     Development, Inc.
                                                                                     and Axonyx Inc.;
                                                                                     Chairman of
                                                                                     Vasomedical, Inc.,
                                                                                     Neurobiological
                                                                                     Technologies Inc.
                                                                                     and Kramex Corp.

Robert A. Frankel      Director      Since    Managing Partner of            24              None
1961 Deergrass Way                   1999     Robert A. Frankel
Carlsbad, CA 92009                            Managing Consultants;
Age 76                                        Former Vice President of
                                              The Readers Digest
                                              Association, Inc.

Michael E. Gellert     Director      Since    General Partner of             17      Director of Dalet
122 East 42nd Street                 1999     Windcrest Partners, a                  S.A., Devon Energy
47th Floor                                    venture capital firm                   Corp., High Speed
New York, NY 10168                                                                   Access Corp.,
Age 72                                                                               Human, Inc.,
                                                                                     SEACOR Smit, Inc.
                                                                                     and Six Flags, Inc.

Rainer Greeven         Director      Since    Attorney, Rainer Greeven       17      Director of
630 5th Avenue                       1994     PC                                     Continental
Suite 1905                                                                           Container Corp.
New York, NY 10111
Age 67

Susan M. Heilbron      Director      Since    Owner/Consultant of            17      Director of National
P.O. Box 557                         1994     Lacey & Heilbron, a public             Multiple Sclerosis
Chilimark, MA 02535                           relations firm                         Society, New York
Age 58                                                                               City Chapter


              47 Travelers Series Fund Inc. | 2003 Annual Report

                                                                             Number of
                                       Term of                              Portfolios
                                     Office* and         Principal            in Fund       Other
                       Position(s)     Length          Occupation(s)          Complex   Directorships
                        Held with      of Time          During Past          Overseen      Held by
Name, Address and Age     Fund         Served           Five Years          by Director   Director
-----------------------------------------------------------------------------------------------------

Interested Director:

R. Jay Gerken, CFA**  Chairman,         Since    Managing Director of           220         None
Citigroup Asset       President and     2002     Citigroup Global Markets
Management ("CAM")    Chief                      Inc. ("CGM"); Chairman,
399 Park Avenue       Executive                  President and Chief
4th Floor             Officer                    Executive Officer of Smith
New York, NY 10022                               Barney Fund Management
Age 52                                           LLC ("SBFM"), Travelers
                                                 Investment Adviser, Inc.
                                                 ("TIA") and Citi Fund
                                                 Management Inc.
                                                 ("CFM"); President and
                                                 Chief Executive Officer of
                                                 certain mutual funds
                                                 associated with Citigroup
                                                 Inc. ("Citigroup");
                                                 Formerly, Portfolio
                                                 Manager of Smith Barney
                                                 Allocation Series Inc.
                                                 (from 1996-2001) and
                                                 Smith Barney Growth and
                                                 Income Fund (from 1996-
                                                 2000)

Officers:

Andrew B. Shoup***    Senior Vice       Since    Director of CAM; Senior        N/A         N/A
CAM                   President and     2003     Vice President and Chief
125 Broad Street      Chief                      Administrative Officer of
10th Floor            Administrative             mutual funds associated
New York, NY 10004    Officer                    with Citigroup; Head of
Age 47                                           International Funds
                                                 Administration of CAM
                                                 from 2001 to 2003;
                                                 Director of Global Funds
                                                 Administration of CAM
                                                 from 2000 to 2001; Head
                                                 of U.S. Citibank Funds
                                                 Administration of CAM
                                                 from 1998 to 2000

Richard L. Peteka     Chief             Since    Director of CGM; Chief         N/A         N/A
CAM                   Financial         2002     Financial Officer and
125 Broad Street      Officer and                Treasurer of certain
11th Floor            Treasurer                  mutual funds associated
New York, NY 10004                               with Citigroup; Director
Age 42                                           and Head of Internal
                                                 Control for CAM U.S.
                                                 Mutual Fund
                                                 Administration from
                                                 1999-2002; Vice
                                                 President, Head of Mutual
                                                 Fund Administration and
                                                 Treasurer at Oppenheimer
                                                 Capital from 1996-1999


              48 Travelers Series Fund Inc. | 2003 Annual Report

                                                                                  Number of
                                           Term of                               Portfolios
                                         Office* and          Principal            in Fund       Other
                            Position(s)    Length           Occupation(s)          Complex   Directorships
                             Held with     of Time           During Past          Overseen      Held by
Name, Address and Age          Fund        Served            Five Years          by Director   Director
----------------------------------------------------------------------------------------------------------

John B. Cunningham         Vice             Since    Investment Officer of           N/A          N/A
CAM                        President        2003     SBFM; Managing Director
399 Park Avenue            and                       of Salomon Brothers Asset
4th Floor                  Investment                Management Inc and
New York, NY 10022         Officer                   CGM
Age 37

Adam Hetnarski             Investment       Since    Vice President and              N/A          N/A
Fidelity Management &      Officer          2003     Portfolio Manager of
Research Company                                     Fidelity Management &
82 Devonshire Street                                 Research Company
Boston, MA 02109

Stephen Boyd               Investment       Since    Managing Director and           N/A          N/A
Van Kampen Asset           Officer          2003     Senior Portfolio Manager
Management Inc.                                      of Van Kampen Asset
1 Parkview Plaza                                     Management Inc.
P.O. Box 5555
Oakbrook Terrace, IL 60181

Kaprel Ozsolak             Controller       Since    Vice President of CGM;          N/A          N/A
CAM                                         2002     Controller of certain funds
125 Broad Street                                     associated with Citigroup
11th Floor
New York, NY 10004
Age 38

Robert I. Frenkel          Secretary***     Since    Managing Director and           N/A          N/A
CAM                        and Chief        2003     General Counsel of Global
300 First Stamford Place   Legal Officer             Mutual Funds for CAM
4th Floor                                            and its predecessor (since
Stamford, CT 06902                                   1994); Secretary of CFM;
Age 48                                               Secretary and Chief Legal
                                                     Officer of mutual funds
                                                     associated with Citigroup

--------
* Each Director and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
*** As of November 25, 2003.

              49 Travelers Series Fund Inc. | 2003 Annual Report

 TAX INFORMATION (UNAUDITED)

For Federal tax purposes, the Funds hereby designate for the fiscal year ended October 31, 2003:
   . For corporate shareholders, the percentages of ordinary dividends that qualify for the dividends received deduction are:

Smith Barney Large Cap Value Portfolio 100.00%
Strategic Equity Portfolio              99.39
Van Kampen Enterprise Portfolio        100.00

The following percentage of ordinary income distributions have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the corresponding percentages may be exempt from taxation at the state level.

Strategic Equity Portfolio      1.36%
Van Kampen Enterprise Portfolio 3.32

              50 Travelers Series Fund Inc. | 2003 Annual Report

                               TRAVELERS SERIES
                                   FUND INC.



          DIRECTORS               INVESTMENT MANAGERS
          A. E. Cohen             Smith Barney Fund Management LLC
          Robert A. Frankel       Travelers Investment Adviser, Inc.
          Michael E. Gellert
          R. Jay Gerken, CFA      CUSTODIAN
            Chairman              State Street Bank and
          Rainer Greeven           Trust Company
          Susan M. Heilbron
                                  ANNUITY
          OFFICERS                ADMINISTRATION
          R. Jay Gerken, CFA      Travelers Annuity Investor Services
          President and Chief     One Cityplace
          Executive Officer       Hartford, CT 06103-3415

          Andrew B. Shoup*
          Senior Vice President
          and Chief
          Administrative Officer

          Richard L. Peteka
          Chief Financial Officer
          and Treasurer

          John B. Cunningham
          Vice President and
          Investment Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary* and Chief
          Legal Officer

 * As of November 25, 2003.

  Travelers Series Fund Inc.



  Smith Barney Large Cap Value Portfolio

  Strategic Equity Portfolio

  Van Kampen Enterprise Portfolio

  The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.


  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney Large Cap Value Portfolio, Strategic Equity Portfolio and Van Kampen Enterprise Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains information concerning the Funds' investment policies and expenses as well as other pertinent information.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004




 IN0251 12/03                                                            03-5794

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Robert A. Frankel, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Frankel as the Audit Committee's financial expert. Mr. Frankel is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Travelers Series Fund Inc.

Date:    January 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Travelers Series Fund Inc.

Date:    January 2, 2004


By:      /s/ Richard L. Peteka
         (Richard L. Peteka)
         Chief Financial Officer of
         Travelers Series Fund Inc.

Date:    January 2, 2004